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February 23, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Aberdeen Australia Equity Fund, Inc.
1933 Act File No. 333-164092

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 (the “Amendment”).

The Amendment is being filed for the purpose of bringing the financial statements contained in the registration statement and other information up-to-date and to make other non-material changes.

The Fund has received an exemptive order under Section 19(b) of the 1940 Act permitting it to make periodic distributions of long-term capital gains with respect to its common stock as frequently as monthly in any one taxable year, and as frequently as distributions are specified by or in accordance with the terms of any outstanding preferred stock as the Fund may issue.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Lucia Sitar, Aberdeen Asset Management Inc.
James O’Connor, Aberdeen Asset Management Inc.
Rose F. DiMartino, Willkie Farr & Gallagher LLP

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